Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
ASTON/RIVER ROAD LONG-SHORT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/River Road Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 278.88%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	278.88%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by taking long and short positions in equity securities. The Fund's subadviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be "net long"). The Fund's long and short equity investments consist primarily of domestic common stock and real estate investment trusts ("REITs") but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks, publicly traded partnerships ("PTPs") and convertible bonds. The Fund may use instruments such as exchange-traded funds ("ETFs"), options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the investment process. When the subadviser is unable to find investment opportunities that meet the Fund's criteria, the Fund's cash balances may increase. The Fund is classified as non-diversified.

The subadviser's investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to provide attractive, sustainable, low volatility returns over the long term, while minimizing downside portfolio risk. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the subadviser believes will rise in value. For long positions, the subadviser seeks to identify companies it believes have certain characteristics including:
  Security price that is at a discount to assessed valuation as determined by the subadviser's unique and proprietary Absolute Value® approach
  Attractive business model
  Shareholder-oriented management
  Financial strength
  Undiscovered, under-followed, misunderstood
The Fund takes short positions in securities that the subadviser believes will go down in value. For short positions, the subadviser seeks to identify companies it believes have certain characteristics including:
  Security price that is at a premium to assessed valuation as determined by the subadviser's unique and proprietary Absolute Value® approach
  Challenged business model
  Financial weakness
  Poor shareholder-orientation
  Low price and earnings momentum
When the Fund takes a short position, it sells a security that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold short. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost to the Fund of taking the short position. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed.

The Fund's net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To manage risk the subadviser may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.

		The subadviser's investment process generally results in higher portfolio turnover.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through investment in ETFs or derivative instruments.

Convertible Securities Risk. Convertible preferred stocks, which are convertible into shares of the issuer's common stock and pay regular dividends, and convertible bonds, which are convertible into shares of the issuer's common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise.

The value of convertible securities is also affected by the credit quality of the issuer and any call provisions. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is imperfectly correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities and the risk that the Fund will be unable to sell or otherwise close out the derivative. Derivative transactions could also expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to the risk that the counterparty to the derivative may be unwilling or unable to meet its obligations on the investment. The use of certain derivatives may expose the Fund to the underlying market or other reference asset in an amount exceeding the cash investment of the Fund.

Exchange-Traded Fund Risk. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those funds invest. Investments in ETFs are subject to the additional risk that their shares may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs. Additionally, trading of ETF shares may be halted or delisted by the listing exchange. An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the other investment company's fees and expenses as well as their share of the Fund's fees and expenses.

Similarly, short sales of ETFs and closed-end funds are subject to the specific risks described under "Short Sale Risk." In addition, if the Fund sells short shares of ETFs that are financially leveraged, such short sales may be expected to exhibit enhanced volatility in market price as compared to short sales of similar ETFs without a leveraged capital structure.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations in addition to those typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and their prices may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations against, and little public information about, the companies. Trades typically take more time to settle and clear, and the costs of buying and selling foreign securities are generally higher than the costs associated with buying and selling securities traded in U.S. markets.

The values of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of a holding denominated in that currency increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions, can adversely affect the value of the foreign securities held by the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund's desired price or at all, can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser's skill in selecting managers and the subadviser's skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund's share price can move down in response to stock market conditions, changes in the economy or changes in a particular company's stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund's portfolio holdings may result in a higher than average level of capital gains, including short-term capital gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund's performance.

PTP Risk. Investing in PTPs (including master limited partnerships) involves special risks in addition to those typically associated with publicly traded companies. PTPs are exposed to the risks of their underlying assets, which in many cases include the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. PTPs are also subject to capital markets risk, which is the risk that they may be unable to raise capital to execute their growth strategies. PTPs are also subject to tax risk, which is the risk that PTPs may lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices and rents may decline. High or rising interest rates, which result in high or rising mortgage and financing costs, may restrain buying and selling activity, reducing the appeal of real estate investments. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Short Sales Risk. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a "short squeeze" may occur. A short squeeze drives up the price of the security sold short and makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund's use of short sales may have a leveraging effect on the Fund's portfolio.

		Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund's performance may be adversely affected when value stocks underperform.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers and may experience increased volatility due to its concentrated investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown.

		The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	03/13	6.75%
Worst quarter:	03/14	(3.69)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Class N shares. After tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class N shares. After tax returns for Class I shares will vary.
ASTON/RIVER ROAD LONG-SHORT FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	1.19%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
1 Year	rr_ExpenseExampleYear01	$ 296
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,543
10 Years	rr_ExpenseExampleYear10	$ 3,252
2012	rr_AnnualReturn2012	9.58%
2013	rr_AnnualReturn2013	17.95%
2014	rr_AnnualReturn2014	(2.29%)
2015	rr_AnnualReturn2015	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.69%)
1 Year	rr_AverageAnnualReturnYear01	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
ASTON/RIVER ROAD LONG-SHORT FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	1.19%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.44%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
1 Year	rr_ExpenseExampleYear01	$ 271
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	$ 3,012
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2013
ASTON/RIVER ROAD LONG-SHORT FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
ASTON/RIVER ROAD LONG-SHORT FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
ASTON/RIVER ROAD LONG-SHORT FUND | Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 12.93%.) | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2011
ASTON/RIVER ROAD LONG-SHORT FUND | Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 12.93%.) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.48%
Since Inception	rr_AverageAnnualReturnSinceInception	12.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2013

[1]	Other expenses include fees equal to 0.02% recouped by the investment adviser pursuant to an expense reimbursement agreement. The expense reimbursement agreement provides that for a period of up to three years from the fiscal year during which management fees were waived or operating expenses are reimbursed (the "Recovery Period"), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's total annual operating expenses for a class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, remain at or below the operating expense limit applicable to each class during the Recovery Period. In addition, other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.